CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenues	$ 8,484	$ 7,844
Costs
Purchased power (includes $2,705 related party costs; 2023 - $2,314) (Note 28)	4,143	3,652
Operation, maintenance and administration (Note 28)	1,308	1,354
Depreciation, amortization and asset removal costs (Note 4)	1,066	996
Total costs	6,517	6,002
Income before financing charges and income tax expense	1,967	1,842
Financing charges (Note 5)	621	570
Income before income tax expense	1,346	1,272
Income tax expense (Note 6)	181	178
Net income	1,165	1,094
Other comprehensive loss (Note 7)	(9)	(14)
Comprehensive income	1,156	1,080
Net income attributable to:
Noncontrolling interest (Note 27)	9	9
Common shareholders, basic	1,156	1,085
Net income	1,165	1,094
Comprehensive income attributable to:
Noncontrolling interest (Note 27)	9	9
Common shareholders	1,147	1,071
Comprehensive income	$ 1,156	$ 1,080
Earnings per common share (Note 25)
Basic (in dollars per share)	$ 1.93	$ 1.81
Diluted (in dollars per share)	1.92	1.81
Dividends per common share declared (Note 24) (in dollars per share)	$ 1.24	$ 1.17
Distribution
Revenues
Revenues	$ 6,175	$ 5,582
Transmission
Revenues
Revenues	2,269	2,214
Other (Note 28)
Revenues
Revenues	$ 40	$ 48